Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-18
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Select Portfolios®Financials SectorApril 29, 2021Prospectus
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-18 | Consumer Finance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities of companies providing products and services in fintech.